Reconciliation of Cash, Cash Equivalents and Restricted Cash to the Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 8,085	$ 1,152	¥ 286
Restricted cash - non current	5,000	712
Total	¥ 13,085	$ 1,864	¥ 286	¥ 556